Commitments and Contingencies (Details) $ in Thousands	6 Months Ended
Jun. 30, 2023 USD ($)
Commitments and Contingencies [Abstract]
Pollution coverage per vessel per incident	$ 1,000,000
Closing period for relevant insurance policy year	3 years
Non-cancelable time charter contract revenues within 2023	$ 2,549